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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      PO Box 220
                 -----------------------------------
                 Rockland, DE 19732
                 -----------------------------------

                 -----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Elizabeth B. Kirker            Rockland, DE        2/4/2000
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  N/A
                                                           --------------------

Form 13F Information Table Entry Total:                              74
                                                           --------------------

Form 13F Information Table Value Total:                   $ 349,707,192
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT

                                   13F REPORT

                          Year Ending December 31, 1999

COMMON STOCK                               CLASS           CUSIP                     VALUE              QUANTITY       DISCRETION
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
4 Front Technologies, Inc                  Common        351042106                 3,826,320             286,080           X
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AHL Services                               Common        001296102                 5,542,834             265,525           X
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ATMI                                       Common        00207R101                 4,652,720             140,725           X
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Able Telecom                               Common        003712304                 2,349,376             293,672           X
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Action Performance                         Common        004933107                   50,600               4,400            X
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Aeroflex                                   Common        007768104                 2,752,487             265,300           X
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Artesyn Technologies, Inc.                 Common        043127109                 6,507,690             309,890           X
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Assisted Living Concepts                   Common        04543L109                   16,203               7,625            X
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Atmel                                      Common        049513104                 6,717,487             227,230           X
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C.R. Bard Inc.                             Common        067383109                 10,973,650            207,050           X
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Blue Rhino                                 Common        095811105                 3,089,531             316,875           X
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Brooktrout, Inc.                           Common        114580103                 3,755,658             202,325           X
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Buffets, Inc.                              Common        119882108                 2,906,250             290,625           X
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Cannondale Corp.                           Common        137798104                   19,757               3,025            X
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Carey International, Inc.                  Common        141750109                 3,157,781             129,550           X
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Central Garden & Pet                       Common        153527106                   76,775               7,400            X
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Checkpoint Systems                         Common        162825103                   81,500               8,000            X
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Commscope                                  Common        203372107                 9,955,172             246,950           X
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Comstock Resouces                          Common        205768203                   39,819              13,850            X
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Convergys Corp                             Common        212485106                 10,351,219            336,625           X
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Correctional Services, Corp                Common        219921103                   47,687              10,900            X
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Cost Plus, Inc.                            Common        221485105                 7,648,189             214,686           X
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DII Group                                  Common        232949107                 9,868,205             139,050           X
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Dave and Busters, Inc.                     Common        23833N104                   49,125               6,000            X
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ESS Technology                             Common        269151106                 7,283,602             328,275           X
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Elantec Semiconductor                      Common        284155108                 6,995,175             211,975           X
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Electroscientific Industries               Common        285229100                 6,869,300             94,100            X
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Encore Wire                                Common        292562105                   66,337               8,700            X
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FMC Corp New                               Common        302491303                   5,731                 100             X
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Gadzooks Inc.                              Common        362553109                   43,175               4,400            X
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Group Maintenance Amer.                    Common        39943E107                   77,217               7,225            X
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Infocure Corp                              Common        45665A108                 16,115,361            516,725           X
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Jabil Circuit                              Common        466313103                 10,148,825            139,025           X
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Jack in the Box                            Common        466367109                 8,008,379             387,112           X
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Kenneth Cole Productions                   Common        193294105                 9,089,701             198,682           X
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Lattice Semiconductors                     Common        518415104                 5,855,281             124,250           X
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Maxim Group Inc.                           Common        339756108                   44,478               8,275            X
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Maxwell Technologies                       Common        577767106                   41,000               4,100            X
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Mettler Toledo International Inc.          Common        592688105                 10,133,206            265,354           X
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Mobile Mini                                Common        60740F105                 8,211,925             381,950           X
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National Computer Systems, Inc             Common        635519101                 5,763,736             153,189           X
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Nova Corporation                           Common        669784100                 9,842,766             311,850           X
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Outback Steakhouse                         Common        689899102                 2,018,586             77,825            X
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Paul Harris Stores                         Common        703555201                   14,712               5,350            X
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Pericom Semiconductor                      Common        713831105                 4,362,612             165,800           X
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Personnel Group of Amer                    Common        715338109                  106,600              10,400            X
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

COMMON STOCK                               CLASS           CUSIP                     VALUE              QUANTITY       DISCRETION
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
Playtex Products, Inc                      Common        72813P100                 2,210,156             143,750           X
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Point of Sale, Ltd                         Common        M7945W108                 6,493,880             444,026           X
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Polymedica Corp                            Common        731738100                  681,609              29,475            X
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Progress Software                          Common        743312100                 10,941,400            192,800           X
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Remedy Corporation                         Common        759548100                 3,953,444             83,450            X
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RemedyTemp Inc.                            Common        759549108                   76,000               4,000            X
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Rent-Way                                   Common        76009U104                 3,177,361             170,026           X
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SPX Corp.                                  Common        784635104                 5,980,125             74,000            X
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Service Experts, Inc.                      Common        817567100                   6,975                1,200            X
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Silicon Storage                            Common        827057100                 9,029,625             218,900           X
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Smith-Gardner & Assoc                      Common        832059109                 3,652,228             214,050           X
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Source Information Management              Common        836151209                 6,512,819             388,825           X
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Spinnaker Exploration Co                   Common        84855W109                 5,025,322             355,775           X
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Sunglass Hut Intl                          Common        86736F106                 3,189,375             238,500           X
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Synopsys, Inc.                             Common        871607107                 7,899,262             118,341           X
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Taco Cabana                                Common        873425102                 2,329,811             286,746           X
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Titan Corp.                                Common        886266103                 28,819,085            609,122           X
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Transworld Entertainment                   Common        89336Q100                 3,231,375             307,750           X
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Transaction Systems Architects, Inc        Common        893416107                 6,722,800             240,100           X
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Transwitch Corp                            Common        894065101                 14,086,993            194,136           X
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US Oncology                                Common        90338W103                   88,381              17,900            X
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USINTERNETWORKING                          Common        917311805                   6,987                 100             X
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Ultimate Software                          Common        90385D107                 4,318,136             330,575           X
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United Road Services                       Common        911384105                   7,150                4,400            X
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Veterinary Centers of America              Common        925514101                   52,466               4,075            X
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Westpoint Stevens, Inc.                    Common        961238102                 2,665,250             152,300           X
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Windmere Durable Holdings                  Common        973411101                 6,573,475             386675            X
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Zebra Technology                           Common        989207105                 6,441,962             930025            X
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                                        74                                        349,707,192
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